Inventories. net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Inventory

Inventories, net consisted of the following as of March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020

Raw materials	$1,059	$2,242
Finished goods	7,022	6,376
Excess and obsolete reserve	(334)	(325)

Total inventories, net	$7,747	$8,293

Inventories, net consisted of the following as of December 31, 2020 and 2019:

	2020	2019
Raw materials	$2,242	$2,444
Finished goods	6,376	3,891
Excess and obsolete reserve	(325)	(182)

Total inventories, net	$8,293	$6,153